Discontinued operations	6 Months Ended
Jun. 30, 2015
Discontinued operations
4 Discontinued operations
There were no operations that were discontinued in 6M15.
> Refer to “Note 4 – Discontinued operations” in in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2014 for further information.
Income/(loss) from discontinued operations
in	6M14
Operations-related (CHF million)
Net revenues	24
of which German private banking business	20
of which CFIG	0
Operating expenses	28
of which German private banking business	26
of which CFIG	0
Income tax expense/(benefit)	1
of which German private banking business	0
of which CFIG	0
Income/(loss), net of tax	(5)
of which German private banking business	(6)
of which CFIG	0
Transaction-related (CHF million)
Gain on disposal	91
of which CFIG	91
Operating expenses	41
of which German private banking business	35
of which CFIG	0
Income tax expense/(benefit)	39
of which CFIG	42
Income/(loss), net of tax	11
of which German private banking business	(35)
of which CFIG	49
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	6
of which German private banking business	(41)
of which CFIG	49